FINANCE INCOME AND FINANCE EXPENSES	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance Income And Expenses [Abstract]
FINANCE INCOME AND FINANCE EXPENSES
21. FINANCE INCOME AND FINANCE EXPENSES

	Year ended December 31,
	2025	2024	2023
Foreign exchange gain	7,724	1,433	375
Interest income	102	137	259
Total finance income	7,826	1,570	634

Finance expense consists of the following:
Foreign exchange loss	5	117	1,298
Unwinding of deferred consideration	211	1,289	735
Interest expense on lease liabilities	324	249	165
Interest expense on borrowings(1)	7,068	1,260	—
Other finance results(2)	838	180	73
Total finance expenses	8,446	3,095	2,271
Net finance expense	(620)	(1,525)	(1,637)
(1) Interest expense on borrowings is partially offset by the net interest income of $1,178 from the settlements of the derivative financial instrument used to hedge liabilities for the year ended December 31, 2025.
(2) Included within Other finance results is an amount of $728 relating to bank fees that were fully settled in cash during the year ended December 31, 2025.
Foreign exchange gain and loss of the Group are comprised of translation gains of balances of monetary assets and liabilities denominated in currencies other than each entity’s functional currency, and related to loan, cash and cash equivalents and intercompany balances. For the year ended December 31, 2025, the foreign exchange gain is presented net of an amount of $2,453, that has been recycled from the accumulated hedging reserve to profit or loss in relation to the CCIRS designated as a cash flow hedge (Note 3).

The unwinding of deferred consideration is associated with the unwinding of the discount applied to the valuation of the deferred consideration for the acquisition of Freebets.com Assets during the year ended December 31, 2025. The final deferred consideration amount for the acquisition of the Freebets.com Assets was paid in April 2025, and as a result, the Group will not incur further expenses related to this transaction.

The unwinding of deferred consideration is associated with the unwinding of the discount applied to the valuation of deferred consideration for the acquisition of the Freebet.com Assets and BonusFinder for the year ended December 31, 2024. The final deferred consideration amount for the acquisition of BonusFinder was paid in April 2024, and as a result, the Group will not incur further expenses related to this transaction.

The unwinding of deferred consideration is directly associated with the unwinding of the discount applied to the valuation of deferred consideration for the acquisitions of Roto Sports and BonusFinder during the year ended December 31, 2023.